RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)	12 Months Ended
	Aug. 31, 2022	Aug. 31, 2021
Eco Awareness Sdn Bhd [Member]
Related Party Transaction [Line Items]
Sale of stock, consideration received on transaction	$ 22,903	$ 190,640
Accounts receivable, sales	0	77,830
Issuance of stock, purchase of assets	15,904	70,820
Accounts receivable, purchase	0	70,650
Related Party [Member]
Related Party Transaction [Line Items]
Due to related parties	$ 2,301	$ 52,481